EQUITY (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Disclosure of composition of share capital [Table Text Block]
	December 31, 2020		December 31, 2019
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares

Ordinary shares without par value	Unlimited	159,063,128	Unlimited	145,743,283

Disclosure of changes in issued and outstanding share capital [Table Text Block]
Number of shares

Balance as at January 1, 2019	122,827,490

Issuance of shares in connection with 2019 private placement (1)	19,460,527
Issuance of shares in connection with reverse acquisition (1)	3,455,266

Balance as at December 31, 2019	145,743,283

Ordinary shares issued as a result of Warrants and Compensation options exercised (2)	12,679,075
Ordinary shares issued as a result of options exercises (c)	640,770

Balance as at December 31, 2020	159,063,128

Disclosure of detailed information about options, valuation assumptions [Table Text Block]
	Year ended December 31,
	2020	2019
Exercise price (in CAD)	$0.4 - $2.14	$0.4
Dividend yield (%)	—	—
Expected life of share options (Years)	2.77 - 9	4.7—10
Volatility (%)	74.8 - 80.39	79
Annual risk-free rate (%)	0.25 - 0.37	1.18—1.78
Share price (in CAD)	$0.37 - $2.14	$0.34

Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	Year ended December 31, 2020
	Number of options	Weighted average exercise price
		in CAD

Options outstanding at the beginning of the year	11,760,000	0.40

Options granted during the year *)	3,620,000	1.06
Options exercised during the year	(640,770)	0.45
Options forfeited during the year	(2,119,748)	0.45

Options outstanding at the end of year	12,619,482	0.55

Options exercisable at the end of year	5,315,079	0.45

	Year ended December 31, 2019
	Number of options	Weighted average exercise price
		in CAD

Options outstanding at the beginning of the year	—	—

Options granted during the year *)	12,300,000	0.40
Options exercised during the year	—	—
Options forfeited during the year	(540,000)	0.40

Options outstanding at the end of year	11,760,000	0.40

Options exercisable at the end of year	—	—